CREDIT FACILITIES (Narrative) (Details) $ in Thousands	Dec. 31, 2017 USD ($)
Facility 1 [Member]
Statement [Line Items]
Borrowings	$ 8,500
Facility 1 [Member] | Bottom of range [Member]
Statement [Line Items]
Borrowings, interest rate over bank base rate	0.35%
Facility 1 [Member] | Top of range [Member]
Statement [Line Items]
Borrowings, interest rate over bank base rate	0.75%
Facility 2 [Member]
Statement [Line Items]
Borrowings	$ 5,000
Facility 2 [Member] | Bottom of range [Member]
Statement [Line Items]
Borrowings, interest rate over bank base rate	0.40%
Facility 2 [Member] | Top of range [Member]
Statement [Line Items]
Borrowings, interest rate over bank base rate	0.80%